Acquisition (Tables)	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Summary of Acquisition Date Fair Value of Assets Acquired And Liabilities Assumed And The Acquisition Date Measurement was Determined
The following table summarizes the acquisition-date fair value of assets acquired and liabilities assumed as of December 31, 2019, when the acquisition-date measurement was determined to be final:

(In thousands)
Assets
Accounts Receivable	$12
Inventory	75
Intangible assets	3,580
Goodwill	8,327
Property, plant, and equipment	5
Right of use assets	78
Other current assets	1

$12,078

Liabilities
Accounts payable	65
Lease liabilities	35

100

Total consideration	$11,978